SIGNIFICANT ACCOUNTING POLICIES - 10Q (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Puertos del Sur S.A. [Member]	Dec. 31, 2011 Puertos del Sur S.A. [Member]	Dec. 31, 2010 Puertos del Sur S.A. [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member]	Dec. 31, 2012 Maritima Sipsa S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage (in hundredths)	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	49.00%
Foreign currency exchange gains	$ 15,200